Related party transactions and balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

10 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2024:

Name of related parties	Relationship with the Company
Mains D’ Or Investments Ltd	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd	A common shareholder of Mains D’Or Investments Ltd

i)	Significant transactions with related parties were as follows:

	For the years ended December 31,
	2023	2024	2024
	S$	S$	US$

Sales[1] to Campaign Complete Solutions Pte Ltd	56,105	35,958	26,320
Sales[2] to Weishen Industrial Services Pte Ltd	425,981	483,083	353,596
Sales[3] to WIS Holdings Pte Ltd	78,356	-	-

ii)	Significant balances with related parties were as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Trade receivable - related parties
Campaign Complete Solutions Pte Ltd	373	29,735	21,765
Weishen Industrial Services Pte Ltd	32,621	115,472	84,521
WIS Holdings Pte Ltd	546,892	-	-

Other payable - related parties[4]
Campaign Complete Solutions Pte Ltd	-	(42,950)	(31,438)
WIS Holdings Pte Ltd	(388,939)	(388,939)	(284,687)
Poo Chong Hee	-	(100,000)	(73,196)

Advance billing - related parties
Campaign Complete Solutions Pte Ltd	(32,815)	(24,306)	(17,791)
Weishen Industrial Services Pte Ltd	(50,809)	(84,383)	(61,765)

[1]	Sales comprise sales of robots of S$8,278 (2023: S$875) and software revenue of S$27,680 (2023: S$55,230).
[2]	Sales comprise sales of robots of S$67,994 (2023: S$145,688) and software revenue of S$415,089 (2023: S$280,293).
[3]	Sales comprise sales of robots of S$nil (2023: S$356) and software revenue of S$nil (2023: S$78,000).
[4]	The Company borrows money from the related parties for operation purposes. The loans carry interest of 10% per annum, are unsecured and are repayable in March 2025.

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS